Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 5,047,702	$ 33,327	¥ 6,351,818
Less: Allowance for expected credit loss
Add: Consumption tax receivable	5,938,669	39,209	24,583,098
Accounts receivable, net	¥ 10,986,371	$ 72,536	¥ 30,943,916